Annual Total Returns - FidelitySustainableIntermediateMunicipalIncomeFund-RetailPRO - FidelitySustainableIntermediateMunicipalIncomeFund-RetailPRO - Fidelity Sustainable Intermediate Municipal Income Fund
Mar. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Apr. 13, 2022
Fidelity Sustainable Intermediate Municipal Income Fund
Bar Chart Table:
Annual Return 2023	6.25%